PORTFOLIO OF INVESTMENTS – as of December 31, 2020 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 87.7% of Net Assets
Non-Convertible Bonds – 87.5%
	ABS Car Loan – 0.5%
$11,349,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	$11,412,365
14,245,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 2.720%, 11/20/2022, 144A	14,426,053
9,825,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	10,146,808
4,732,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	4,856,944
5,603,024	CarMax Auto Owner Trust, Series 2019-4, Class A2A, 2.010%, 3/15/2023	5,639,148
1,936,938	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class B, 3.210%, 8/17/2026, 144A	1,940,148
2,190,643	Santander Drive Auto Receivables Trust, Series 2018-2, Class C, 3.350%, 7/17/2023	2,208,981
1,078,157	Santander Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.160%, 11/15/2022	1,079,890

		51,710,337

	ABS Credit Card – 0.1%
10,552,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025	10,631,298

	ABS Home Equity – 1.0%
1,588,431	Bayview Koitere Fund Trust, Series 2017-SPL3, Class A, 4.000%, 11/28/2053, 144A(a)	1,654,060
1,949,816	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	2,001,561
1,068,099	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)	1,086,967
5,920,633	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class A, 3.500%, 5/28/2069, 144A(a)	6,091,724
3,548,379	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.000%, 10/28/2064, 144A(a)	3,691,027
1,430,023	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.000%, 6/28/2054, 144A(a)	1,469,658
5,426,933	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	5,719,356
24,174	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)	24,138
22,817,782	Invitation Homes Trust, Series 2018-SFR2, Class A, 1-month LIBOR + 0.900%, 1.059%, 6/17/2037, 144A(b)	22,868,052
5,771,567	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 3-month LIBOR + 0.770%, 1.026%, 12/22/2069, 144A(b)	5,777,385
1,139,188	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(a)	1,150,805
4,388,646	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(a)	4,539,966
1,233,494	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(a)	1,281,973

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$693,614	Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 4.000%, 12/25/2047, 144A(a)	$697,223
2,772,575	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(a)	2,843,090
5,605,632	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048, 144A(a)	5,767,926
1,454,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.505%, 10/25/2053, 144A(a)	1,541,035
1,851,098	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	1,856,557
4,763,689	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(a)	5,131,541
3,068,135	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(a)	3,102,500
5,712,060	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055, 144A(a)	6,054,879
9,647,860	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)	10,267,707

		94,619,130

	ABS Student Loan – 0.1%
4,229,000	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/2046, 144A	4,379,442

	ABS Whole Business – 0.3%
16,445,530	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	16,038,845
13,436,715	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.262%, 9/05/2048, 144A	13,401,108

		29,439,953

	Aerospace & Defense – 1.3%
18,782,000	Boeing Co. (The), 5.705%, 5/01/2040	24,373,790
18,792,000	Boeing Co. (The), 5.805%, 5/01/2050	25,898,102
3,595,000	Boeing Co. (The), 5.930%, 5/01/2060	5,099,845
874,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	891,716
14,175,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	15,025,642
4,685,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	5,549,105
13,257,000	Raytheon Technologies Corp., 2.250%, 7/01/2030	14,081,512
29,465,000	Textron, Inc., 3.000%, 6/01/2030	31,761,775

		122,681,487

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Agency Commercial Mortgage-Backed Securities – 1.4%
$5,511,890	Federal National Mortgage Association, Series 2015-M17, Class A2, 2.904%, 11/25/2025(a)	$6,036,784
19,323,414	Federal National Mortgage Association, Series 2017-M14, Class A2, 2.876%, 11/25/2027(a)(c)	21,651,617
1,575,872	Federal National Mortgage Association, Series 2017-M15, Class A2, 2.959%, 9/25/2027(a)	1,778,280
7,206,290	Federal National Mortgage Association, Series 2017-M3, Class A2, 2.477%, 12/25/2026(a)	7,859,345
6,206,747	Federal National Mortgage Association, Series 2017-M7, Class A2, 2.961%, 2/25/2027(a)	6,934,953
11,259,203	Federal National Mortgage Association, Series 2018-M1, Class A2, 2.985%, 12/25/2027(a)	12,599,815
2,335,328	Federal National Mortgage Association, Series 2018-M10, Class A2, 3.370%, 7/25/2028(a)	2,710,930
17,016,566	Federal National Mortgage Association, Series 2018-M7, Class A2, 3.052%, 3/25/2028(a)(c)	19,409,010
4,428,579	Federal National Mortgage Association, Series 2018-M8, Class A2, 3.325%, 6/25/2028(a)	5,100,599
2,629,617	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/2026	2,903,284
5,881,039	FHLMC Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/2026(a)	6,713,204
6,640,495	FHLMC Multifamily Structured Pass Through Certificates, Series K062, Class A2, 3.413%, 12/25/2026	7,613,507
4,846,745	FHLMC Multifamily Structured Pass Through Certificates, Series K063, Class A2, 3.430%, 1/25/2027(a)	5,560,196
868,628	FHLMC Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/2027(a)	994,893
1,243,610	FHLMC Multifamily Structured Pass Through Certificates, Series K071, Class A2, 3.286%, 11/25/2027	1,434,156
7,637,281	FHLMC Multifamily Structured Pass Through Certificates, Series K072, Class A2, 3.444%, 12/25/2027	8,876,322
2,420,767	FHLMC Multifamily Structured Pass Through Certificates, Series K073, Class A2, 3.350%, 1/25/2028	2,800,655
9,934,637	FHLMC Multifamily Structured Pass Through Certificates, Series K084, Class A2, 3.780%, 10/25/2028(a)	11,785,871

		132,763,421

	Airlines – 0.4%
442,490	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	442,929
1,957,477	Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.000%, 4/29/2026	1,973,763
18,085,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028, 144A	19,740,001
15,670,000	Southwest Airlines Co., 5.125%, 6/15/2027	18,641,263

		40,797,956

	Automotive – 2.2%
11,401,000	Ford Motor Credit Co. LLC, 3.336%, 3/18/2021	11,429,503

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$26,285,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	$26,350,712
15,580,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	15,946,130
20,253,000	General Motors Co., 5.000%, 4/01/2035	24,386,208
7,913,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	8,450,463
2,440,000	Hyundai Capital America, 2.375%, 10/15/2027, 144A	2,558,284
11,596,000	Hyundai Capital America, 2.650%, 2/10/2025, 144A	12,184,243
8,345,000	Hyundai Capital America, 3.000%, 2/10/2027, 144A	9,059,130
17,499,000	Lear Corp., 5.250%, 5/15/2049	21,601,964
8,595,000	Nissan Motor Co. Ltd., 3.043%, 9/15/2023, 144A	8,986,887
16,460,000	Nissan Motor Co. Ltd., 3.522%, 9/17/2025, 144A	17,624,091
9,825,000	Toyota Motor Corp., 2.358%, 7/02/2024	10,425,828
16,490,000	Toyota Motor Credit Corp., MTN, 1.800%, 2/13/2025	17,291,266
7,946,000	Volkswagen Group of America Finance LLC, 3.200%, 9/26/2026, 144A	8,781,039
12,887,000	Volkswagen Group of America Finance LLC, 3.750%, 5/13/2030, 144A	14,866,593

		209,942,341

	Banking – 7.9%
29,836,000	Ally Financial, Inc., 3.050%, 6/05/2023	31,459,099
20,016,000	American Express Co., 2.500%, 7/30/2024	21,353,163
11,254,000	Banco Santander Chile, 2.700%, 1/10/2025, 144A	11,915,285
15,204,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	16,047,822
29,885,000	Bangkok Bank PCL, 4.050%, 3/19/2024, 144A	32,595,569
9,656,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	10,163,037
54,402,000	Bank of America Corp., (fixed rate to 4/23/2026, variable rate thereafter), MTN, 3.559%, 4/23/2027	61,425,781
6,700,000	Barclays PLC, 3.200%, 8/10/2021	6,810,480
8,805,000	BBVA Bancomer S.A., 1.875%, 9/18/2025, 144A	8,893,050
29,799,000	BNP Paribas S.A., (fixed rate to 11/19/2024, variable rate thereafter), 2.819%, 11/19/2025, 144A	31,763,441

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$6,645,000	Citigroup, Inc., 4.000%, 8/05/2024	$7,394,693
28,532,000	Citigroup, Inc., 4.050%, 7/30/2022	30,172,423
9,000,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031	10,913,914
5,853,000	Credit Suisse AG, 2.100%, 11/12/2021	5,943,375
13,420,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	13,734,541
34,005,000	DNB Bank ASA, 2.150%, 12/02/2022, 144A	35,212,493
12,057,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	12,866,416
14,766,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	22,594,358
5,000,000	Goldman Sachs Group, Inc. (The), (fixed rate to 6/5/2027, variable rate thereafter), 3.691%, 6/05/2028	5,760,115
2,605,000	HSBC Holdings PLC, 4.950%, 3/31/2030	3,265,622
18,906,000	Huntington Bancshares, Inc., 2.625%, 8/06/2024	20,203,554
14,082,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	15,442,194
10,366,000	JPMorgan Chase & Co., 3.200%, 1/25/2023	10,973,579
9,705,000	JPMorgan Chase & Co., 4.350%, 8/15/2021	9,953,444
22,401,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	23,398,656
31,750,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	34,522,819
3,235,000	Lloyds Banking Group PLC, 3.000%, 1/11/2022	3,318,075
3,755,000	Lloyds Banking Group PLC, 3.100%, 7/06/2021	3,807,516
25,075,000	Lloyds Banking Group PLC, 4.344%, 1/09/2048	30,725,392
6,000,000	Morgan Stanley, (fixed rate to 7/22/2027, variable rate thereafter), 3.591%, 7/22/2028	6,850,170
3,210,000	Morgan Stanley, GMTN, 3.700%, 10/23/2024	3,572,082
11,914,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	12,264,322
20,667,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	22,895,268
15,854,000	Nationwide Building Society, (fixed rate to 4/26/2022, variable rate thereafter), 3.622%, 4/26/2023, 144A	16,467,827
17,572,000	PNC Bank NA, (fixed rate to 12/9/2021, variable rate thereafter), 2.028%, 12/09/2022	17,841,964
8,661,000	Santander UK Group Holdings PLC, 5.625%, 9/15/2045, 144A	11,816,074

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$29,676,000	Societe Generale S.A., 2.625%, 1/22/2025, 144A	$31,429,541
25,261,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026, 144A	26,757,918
16,310,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	16,703,722
20,961,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/2024	22,378,964
13,675,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	15,158,986
24,004,000	Toronto-Dominion Bank (The), MTN, 2.650%, 6/12/2024	25,720,799

		762,487,543

	Brokerage – 0.1%
10,960,000	Owl Rock Technology Finance Corp., 3.750%, 6/17/2026, 144A	11,019,489
	Building Materials – 0.4%
21,858,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	24,514,184
8,129,000	Owens Corning, 4.200%, 12/01/2024	9,036,937
1,245,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	1,307,250

		34,858,371

	Cable Satellite – 0.8%
25,075,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	26,421,026
3,821,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 2/15/2026, 144A	3,942,699
10,784,000	Comcast Corp., 2.650%, 2/01/2030	11,797,508
6,753,000	Comcast Corp., 3.750%, 4/01/2040	8,157,793
6,120,000	Time Warner Cable LLC, 4.500%, 9/15/2042	7,171,397
877,000	Time Warner Cable LLC, 5.500%, 9/01/2041	1,126,815
2,514,000	Time Warner Cable LLC, 5.875%, 11/15/2040	3,355,585
8,019,000	Time Warner Cable LLC, 6.550%, 5/01/2037	11,007,854
1,911,000	Time Warner Cable LLC, 6.750%, 6/15/2039	2,719,748

		75,700,425

	Chemicals – 1.1%
3,498,000	Air Products & Chemicals, Inc., 1.500%, 10/15/2025	3,646,062

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$27,393,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	$31,570,433
1,571,000	Ecolab, Inc., 4.800%, 3/24/2030	2,004,582
9,845,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	10,140,350
6,375,000	LYB International Finance III LLC, 2.250%, 10/01/2030	6,558,564
12,223,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044, 144A	15,202,478
10,599,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042, 144A	14,255,655
4,179,000	RPM International, Inc., 3.450%, 11/15/2022	4,340,950
12,792,000	Sociedad Quimica y Minera de Chile S.A., 4.250%, 1/22/2050, 144A	14,715,533
6,213,000	Univar Solutions USA, Inc., 5.125%, 12/01/2027, 144A	6,562,481

		108,997,088

	Collateralized Mortgage Obligations – 0.2%
4,746,601	Federal Home Loan Mortgage Corp., REMIC, Series 3654, Class DC, 5.000%, 4/15/2030	5,487,826
343,860	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 0.490%, 10/20/2060(b)	343,304
344,427	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 0.660%, 8/20/2062(b)	345,272
214,868	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(d)(e)	214,106
312,094	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(d)(e)	309,798
351,496	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(d)(e)	350,606
619,464	Government National Mortgage Association, Series 2013-H07, Class DA, 2.500%, 3/20/2063(d)(e)	619,324
1,908,388	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063	1,932,139
10,788,851	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	11,000,770
31,038	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 0.420%, 5/20/2063(b)(d)(e)	30,806

		20,633,951

	Construction Machinery – 0.3%
6,702,000	Caterpillar Financial Services Corp., MTN, 2.150%, 11/08/2024	7,139,356
6,500,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	6,691,397
8,264,000	CNH Industrial Capital LLC, 4.375%, 4/05/2022	8,639,662
2,696,000	Deere & Co., 3.750%, 4/15/2050	3,493,303

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Construction Machinery – continued
$4,547,000	John Deere Capital Corp., MTN, 2.600%, 3/07/2024	$4,868,230

		30,831,948

	Consumer Cyclical Services – 0.2%
8,360,000	Expedia Group, Inc., 3.600%, 12/15/2023, 144A	8,923,046
4,120,000	Expedia Group, Inc., 4.625%, 8/01/2027, 144A	4,603,111
4,566,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	5,292,453
3,878,000	Expedia Group, Inc., 7.000%, 5/01/2025, 144A	4,274,377

		23,092,987

	Consumer Products – 0.5%
6,911,000	Hasbro, Inc., 3.550%, 11/19/2026	7,713,405
987,000	Hasbro, Inc., 3.900%, 11/19/2029	1,117,791
2,415,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A	2,494,743
3,161,000	Newell Brands, Inc., 4.875%, 6/01/2025	3,478,048
7,890,000	Valvoline, Inc., 3.625%, 6/15/2031, 144A	8,097,112
2,838,000	Valvoline, Inc., 4.250%, 2/15/2030, 144A	3,008,280
6,422,000	Valvoline, Inc., 4.375%, 8/15/2025	6,632,449
12,185,000	Whirlpool Corp., 4.750%, 2/26/2029	14,858,661
3,318,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,382,814

		50,783,303

	Diversified Manufacturing – 0.4%
3,085,000	Clark Equipment Co., 5.875%, 6/01/2025, 144A	3,254,675
16,591,000	General Electric Co., 4.250%, 5/01/2040	19,613,974
4,181,000	General Electric Co., 4.350%, 5/01/2050	5,084,716
8,705,000	Roper Technologies, Inc., 1.400%, 9/15/2027	8,815,460

		36,768,825

	Electric – 1.7%
4,016,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	4,377,440
2,041,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	2,307,167

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$2,729,000	Berkshire Hathaway Energy Co., 4.250%, 10/15/2050, 144A	$3,535,079
14,295,000	Calpine Corp., 3.750%, 3/01/2031, 144A	14,156,767
16,660,000	Calpine Corp., 5.000%, 2/01/2031, 144A	17,409,700
28,335,817	Cometa Energia S.A. de CV, 6.375%, 4/24/2035, 144A	32,940,387
8,805,000	Dominion Energy, Inc., Class C, 3.375%, 4/01/2030	10,029,730
3,816,000	DPL, Inc., 4.125%, 7/01/2025, 144A	4,125,401
954,000	Edison International, 4.950%, 4/15/2025	1,085,914
3,147,000	Enel Americas S.A., 4.000%, 10/25/2026	3,532,539
3,194,000	Enel Generacion Chile S.A., 4.250%, 4/15/2024	3,473,315
7,514,000	Entergy Corp., 2.800%, 6/15/2030	8,114,966
4,808,000	Exelon Corp., 4.050%, 4/15/2030	5,689,231
16,373,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	17,232,583
3,009,000	Ohio Power Co., Series P, 2.600%, 4/01/2030	3,283,756
5,055,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, 8/15/2028, 144A	5,333,025
2,207,000	PG&E Corp., 5.000%, 7/01/2028	2,350,455
1,647,000	PG&E Corp., 5.250%, 7/01/2030	1,811,700
7,987,000	Transelec S.A., 4.250%, 1/14/2025, 144A	8,825,635
4,158,000	Transelec S.A., 4.625%, 7/26/2023, 144A	4,501,077
2,895,000	Virginia Electric & Power Co., Class A, 2.875%, 7/15/2029	3,248,591
4,054,000	Xcel Energy, Inc., 3.400%, 6/01/2030	4,646,584

		162,011,042

	Finance Companies – 1.1%
1,534,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/23/2023	1,600,657
19,621,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	21,582,654
18,995,000	FS KKR Capital Corp., 3.400%, 1/15/2026	18,877,170
4,628,000	GATX Corp., 4.000%, 6/30/2030	5,469,368

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$3,712,000	International Lease Finance Corp., 5.875%, 8/15/2022	$4,010,810
13,592,000	Navient Corp., 5.000%, 3/15/2027	13,710,930
1,016,000	Navient Corp., 5.875%, 10/25/2024	1,079,500
1,068,000	Navient Corp., 6.750%, 6/15/2026	1,160,115
8,451,000	Navient Corp., MTN, 6.125%, 3/25/2024	9,021,443
16,090,000	Owl Rock Capital Corp., 3.400%, 7/15/2026	16,320,385
2,415,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	2,463,300
10,570,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	10,966,375

		106,262,707

	Financial Other – 0.1%
5,995,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	6,426,640

	Food & Beverage – 2.3%
23,505,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	30,561,920
14,358,000	Anheuser-Busch InBev Worldwide, Inc., 4.350%, 6/01/2040	17,616,593
14,363,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 6/01/2060	18,440,809
11,686,000	Archer-Daniels-Midland Co., 3.250%, 3/27/2030	13,514,750
7,006,000	Bacardi Ltd., 5.150%, 5/15/2038, 144A	8,961,333
19,029,000	Bacardi Ltd., 5.300%, 5/15/2048, 144A	26,285,899
17,080,000	BRF S.A., 5.750%, 9/21/2050, 144A	18,995,693
2,500,000	Bunge Ltd. Finance Corp., 1.630%, 8/17/2025	2,583,785
12,400,000	Conagra Brands, Inc., 1.375%, 11/01/2027	12,514,443
5,349,000	Constellation Brands, Inc., 2.875%, 5/01/2030	5,861,325
1,903,000	Constellation Brands, Inc., 3.750%, 5/01/2050	2,240,683
26,356,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050	29,328,817
3,490,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,917,560
13,061,000	Kraft Heinz Foods Co., 3.875%, 5/15/2027, 144A	14,071,424

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – continued
$16,271,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	$17,116,441
1,790,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	1,893,957

		223,905,432

	Government Owned - No Guarantee – 2.3%
7,364,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	7,634,627
17,070,000	Dolphin Energy Ltd. LLC, 5.500%, 12/15/2021, 144A	17,840,062
4,370,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050, 144A	4,253,714
19,790,000	OCP S.A., 5.625%, 4/25/2024, 144A	21,863,913
6,982,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	7,296,190
10,400,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	11,932,752
13,095,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070, 144A	13,257,257
11,680,000	Saudi Arabian Oil Co., 4.375%, 4/16/2049, 144A	14,130,450
44,487,000	Tennessee Valley Authority, 4.250%, 9/15/2065	67,120,756
8,587,000	Tennessee Valley Authority, 4.625%, 9/15/2060	13,541,166
6,077,000	Tennessee Valley Authority, 4.875%, 1/15/2048	9,142,767
10,402,000	Tennessee Valley Authority, 5.250%, 9/15/2039	15,627,582
10,376,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	12,243,784

		215,885,020

	Health Insurance – 0.1%
11,398,000	Centene Corp., 3.375%, 2/15/2030	11,991,722

	Healthcare – 0.9%
4,213,000	CVS Health Corp., 4.300%, 3/25/2028	5,013,305
18,865,000	CVS Health Corp., 5.050%, 3/25/2048	25,567,328
15,319,000	DaVita, Inc., 4.625%, 6/01/2030, 144A	16,257,289
17,790,000	Partners Healthcare System, Inc., Series 2020, 3.342%, 7/01/2060	20,315,530
8,511,000	Quest Diagnostics, Inc., 2.800%, 6/30/2031	9,332,170

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$11,416,000	Stryker Corp., 1.950%, 6/15/2030	$11,746,593

		88,232,215

	Home Construction – 0.2%
275,000	Lennar Corp., 4.500%, 4/30/2024	303,875
1,291,000	Lennar Corp., 4.750%, 11/15/2022	1,362,005
16,257,000	NVR, Inc., 3.000%, 5/15/2030	17,792,358

		19,458,238

	Hybrid ARMs – 0.0%
19,767	FNMA, 6-month LIBOR + 1.460%, 1.963%, 2/01/2037(b)	20,349

	Independent Energy – 0.7%
2,940,000	Aker BP ASA, 3.000%, 1/15/2025, 144A	3,085,497
9,289,000	Diamondback Energy, Inc., 4.750%, 5/31/2025	10,457,451
1,535,000	EQT Corp., 5.000%, 1/15/2029	1,618,381
9,695,000	Jagged Peak Energy LLC, 5.875%, 5/01/2026	10,034,325
10,165,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	11,132,810
7,685,000	Occidental Petroleum Corp., 5.875%, 9/01/2025	8,184,525
4,394,666	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	4,434,482
17,703,000	WPX Energy, Inc., 4.500%, 1/15/2030	18,765,180

		67,712,651

	Industrial Other – 0.4%
10,447,000	CK Hutchison International 16 Ltd., 2.750%, 10/03/2026, 144A	11,316,399
9,417,000	CK Hutchison International 20 Ltd., 2.500%, 5/08/2030, 144A	9,944,569
3,816,000	Georgetown University (The), Class A, 5.215%, 10/01/2118	5,500,955
3,560,000	Georgetown University (The), Series B, 4.315%, 4/01/2049	4,528,996
5,620,000	University of Pennsylvania, 3.610%, 2/15/2119	6,329,549

		37,620,468

	Integrated Energy – 0.1%
4,163,000	Chevron Corp., 3.078%, 5/11/2050	4,647,088

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Integrated Energy – continued
$4,443,000	Exxon Mobil Corp., 3.452%, 4/15/2051	$5,077,851

		9,724,939

	Life Insurance – 0.7%
26,875,000	Athene Global Funding, 2.450%, 8/20/2027, 144A	27,866,307
16,245,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	20,054,143
9,994,000	Northwestern Mutual Life Insurance Co. (The), 3.625%, 9/30/2059, 144A	11,611,993
3,445,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050, 144A	3,701,997

		63,234,440

	Lodging – 0.2%
21,165,000	Marriott International, Inc., 3.500%, 10/15/2032	23,145,709

	Media Entertainment – 0.8%
60,490,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	2,365,827
9,783,000	Lamar Media Corp., 3.750%, 2/15/2028	10,053,989
5,486,000	Lamar Media Corp., 4.000%, 2/15/2030	5,691,725
17,860,000	Prosus NV, 3.832%, 2/08/2051, 144A	17,526,554
15,455,000	Prosus NV, 3.680%, 1/21/2030, 144A	16,817,376
14,843,000	Prosus NV, 4.850%, 7/06/2027, 144A	17,066,036
6,460,000	ViacomCBS, Inc., 4.200%, 5/19/2032	7,785,249

		77,306,756

	Metals & Mining – 1.0%
2,560,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	2,676,962
3,720,000	Anglo American Capital PLC, 3.950%, 9/10/2050, 144A	4,173,767
9,737,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	12,372,124
9,785,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	10,739,037
16,620,000	Fresnillo PLC, 4.250%, 10/02/2050, 144A	18,273,358
31,735,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	32,435,074
3,816,000	Steel Dynamics, Inc., 2.400%, 6/15/2025	4,055,909

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$1,889,000	Steel Dynamics, Inc., 3.450%, 4/15/2030	$2,138,324
9,945,000	Vale Overseas Ltd., 3.750%, 7/08/2030	11,063,912

		97,928,467

	Midstream – 1.6%
636,000	Energy Transfer Operating LP, 5.150%, 2/01/2043	674,287
6,606,000	Energy Transfer Operating LP, 5.950%, 10/01/2043	7,482,986
9,571,000	Energy Transfer Operating LP, 6.500%, 2/01/2042	11,676,484
1,498,000	Energy Transfer Operating LP, 6.625%, 10/15/2036	1,819,661
12,565,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	13,333,579
2,606,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	2,724,642
6,242,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	7,028,710
2,255,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025, 144A	2,324,154
1,100,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027, 144A	1,148,969
2,426,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,656,121
11,760,000	Kinder Morgan Energy Partners LP, 4.300%, 5/01/2024	13,021,075
4,615,000	Kinder Morgan, Inc., 5.000%, 2/15/2021, 144A	4,628,620
17,068,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	19,255,460
15,965,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	16,957,704
6,354,000	ONEOK, Inc., 5.850%, 1/15/2026	7,614,780
2,886,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	3,102,597
6,695,000	Rattler Midstream LP, 5.625%, 7/15/2025, 144A	7,071,594
4,475,000	Sunoco Logistics Partners Operations LP, 5.400%, 10/01/2047	5,000,072
20,876,000	Williams Cos., Inc. (The) , 3.500%, 11/15/2030	23,643,937

		151,165,432

	Mortgage Related – 24.3%
18,354,049	FHLMC, 1.500%, with various maturities in 2050(f)	18,506,069
189,439,355	FHLMC, 2.000%, with various maturities in 2050(c)(f)	196,197,192

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – continued
$42,340,341	FHLMC, 2.500%, with various maturities in 2050(f)	$44,537,384
61,233,878	FHLMC, 3.000%, with various maturities from 2042 to 2050(c)(f)	64,553,723
22,341,170	FHLMC, 3.500%, with various maturities from 2043 to 2050(f)	24,185,596
24,595,815	FHLMC, 4.000%, with various maturities from 2044 to 2048(f)	27,000,654
90,888,233	FHLMC, 4.500%, with various maturities from 2041 to 2049(c)(f)	99,003,881
143,113,012	FHLMC, 5.000%, with various maturities from 2048 to 2050(c)(f)	158,270,247
7,843	FHLMC, 6.000%, 6/01/2035	9,425
120,326,497	FNMA, 2.000%, with various maturities in 2050(f)	124,925,671
265,129,747	FNMA, 2.500%, with various maturities from 2045 to 2050(c)(f)	279,941,315
127,145,766	FNMA, 3.000%, with various maturities from 2045 to 2050(c)(f)	133,769,839
96,535,391	FNMA, 3.500%, with various maturities from 2043 to 2050(c)(f)	101,925,879
200,978,548	FNMA, 4.000%, with various maturities from 2041 to 2050(c)(f)	216,069,185
196,138,502	FNMA, 4.500%, with various maturities from 2043 to 2049(c)(f)	212,949,626
52,406,931	FNMA, 5.000%, with various maturities from 2048 to 2050(c)(f)	58,018,571
8,552,386	FNMA, 6.000%, with various maturities from 2034 to 2049(f)	9,651,775
9,716	FNMA, 6.500%, with various maturities from 2029 to 2031(f)	11,019
25,208	FNMA, 7.000%, with various maturities in 2030(f)	27,476
15,655	FNMA, 7.500%, with various maturities from 2024 to 2032(f)	18,022
5,774	GNMA, 3.640%, 8/20/2062(a)	5,835
6,940	GNMA, 3.756%, 1/20/2063(a)	7,152
28,312	GNMA, 3.772%, 12/20/2062(a)	28,868
14,376	GNMA, 3.825%, 5/20/2063(a)	14,749
12,458	GNMA, 3.875%, 11/20/2062(a)	12,754
65,324	GNMA, 3.895%, 11/20/2062(a)	66,619
34,167	GNMA, 3.954%, 7/20/2063(a)	35,386
82,708	GNMA, 4.134%, 7/20/2063(a)	84,217

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – continued
$30,882	GNMA, 4.291%, 5/20/2063(a)	$31,728
5,512	GNMA, 4.326%, 8/20/2061(a)	6,136
8,174	GNMA, 4.390%, 10/20/2062(a)	8,201
9,093,593	GNMA, 4.401%, 12/20/2066(a)	10,344,283
4,935,732	GNMA, 4.407%, 11/20/2066(a)	5,532,775
2,677,308	GNMA, 4.435%, 10/20/2066(a)	3,036,362
3,386,816	GNMA, 4.458%, 2/20/2066(a)	3,807,678
1,669,720	GNMA, 4.469%, 2/20/2066(a)	1,892,633
2,760,608	GNMA, 4.504%, 9/20/2066(a)	3,137,596
4,263,394	GNMA, 4.521%, 6/20/2066(a)	4,808,256
4,396,947	GNMA, 4.524%, 2/20/2065(a)	4,788,315
3,462,825	GNMA, 4.526%, 6/20/2066(a)	3,892,545
4,263,055	GNMA, 4.534%, 12/20/2064(a)	4,684,073
3,395,124	GNMA, 4.546%, 6/20/2066(a)	3,854,312
2,191,120	GNMA, 4.557%, 4/20/2066(a)	2,450,955
3,333,158	GNMA, 4.560%, 12/20/2063(a)	3,576,419
8,952,689	GNMA, 4.579%, 12/20/2066(a)	10,215,442
3,216,664	GNMA, 4.585%, 6/20/2064(a)	3,502,064
11,482,594	GNMA, 4.589%, with various maturities from 2064 to 2065(a)(f)	12,668,858
2,013,411	GNMA, 4.591%, 1/20/2065(a)	2,206,400
4,267,841	GNMA, 4.611%, 1/20/2065(a)	4,739,098
4,841,793	GNMA, 4.617%, 10/20/2064(a)	5,337,127
22,113	GNMA, 4.630%, 12/20/2061(a)	22,589
2,444,769	GNMA, 4.632%, 3/20/2065(a)	2,701,557
4,146,405	GNMA, 4.633%, 3/20/2066(a)	4,713,789
732,916	GNMA, 4.637%, 1/20/2064(a)	786,136

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – continued
$100,505	GNMA, 4.650%, 1/20/2061(a)	$100,797
2,850,230	GNMA, 4.667%, 1/20/2064(a)	3,059,929
4,526,343	GNMA, 4.672%, 6/20/2064(a)	4,950,257
113,028	GNMA, 4.700%, with various maturities from 2061 to 2062(a)(f)	117,720
3,587,716	GNMA, 4.710%, 1/20/2064(a)	3,902,420
175,458	GNMA, 5.500%, 4/15/2038	206,120
33,867	GNMA, 6.000%, with various maturities from 2029 to 2038(f)	40,139
31,418	GNMA, 6.500%, with various maturities from 2029 to 2032(f)	34,975
45,055	GNMA, 7.000%, 9/15/2025	46,756
4,232	GNMA, 7.500%, with various maturities from 2025 to 2030(f)	4,496
133	GNMA, 8.500%, 10/15/2022	134
222,200,000	UMBS® (TBA), 2.000%, 2/01/2051(g)	230,429,310
16,994,000	UMBS® (TBA), 2.000%, 1/01/2051(g)	17,653,181
194,942,000	UMBS® (TBA), 2.500%, 1/01/2051(g)	205,496,281

		2,338,615,971

	Natural Gas – 0.0%
3,024,000	Boston Gas Co., 3.001%, 8/01/2029, 144A	3,338,051

	Non-Agency Commercial Mortgage-Backed Securities – 1.3%
14,216,071	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	15,866,561
1,715,000	BANK, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	2,028,683
3,817,534	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	4,267,943
6,873,079	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	7,671,043
15,877,381	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072(c)	17,819,582
20,793,185	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052(c)	23,342,311
11,060,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	12,062,976
1,025,000	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.792%, 7/10/2046, 144A(a)	843,513

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$11,283,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	$11,426,629
2,897,433	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.565%, 11/10/2046, 144A(a)	2,897,846
6,300,639	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.388%, 8/10/2044, 144A(a)	6,016,992
2,595,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(a)	2,513,788
7,385,712	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	8,175,503
7,736,960	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	8,083,051
5,578,578	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.193%, 6/15/2044, 144A(a)	4,913,074

		127,929,495

	Oil Field Services – 0.3%
28,400,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043, 144A	32,753,152

	Packaging – 0.1%
7,713,000	CCL Industries, Inc., 3.050%, 6/01/2030, 144A	8,411,352

	Paper – 0.4%
5,503,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	6,053,355
12,325,000	Klabin Austria GmbH, 7.000%, 4/03/2049, 144A	15,760,717
9,550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	10,132,550
1,888,000	WestRock RKT LLC, 4.900%, 3/01/2022	1,983,863
2,796,000	WRKCo, Inc., 3.000%, 6/15/2033	3,071,872

		37,002,357

	Pharmaceuticals – 0.7%
9,438,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	9,726,236
9,461,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	9,934,050
13,635,000	Biogen, Inc., 2.250%, 5/01/2030	14,243,132
7,289,000	Biogen, Inc., 3.150%, 5/01/2050	7,558,174
11,755,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	11,299,611
8,496,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025	9,390,629

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – continued
$3,251,000	Viatris, Inc., 4.000%, 6/22/2050, 144A	$3,724,632

		65,876,464

	Property & Casualty Insurance – 0.2%
2,895,000	Ascot Group Ltd., 4.250%, 12/15/2030, 144A	2,949,281
7,006,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060, 144A	8,362,364
4,405,000	Willis North America, Inc., 2.950%, 9/15/2029	4,819,589
3,010,000	Willis Towers Watson PLC, 5.750%, 3/15/2021	3,040,310

		19,171,544

	Refining – 0.1%
10,726,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	11,932,782

	REITs - Diversified – 0.2%
18,479,000	iStar, Inc., 4.250%, 8/01/2025	18,248,012
1,419,000	iStar, Inc., 4.750%, 10/01/2024	1,436,738

		19,684,750

	REITs - Health Care – 0.1%
6,085,000	Welltower, Inc., 2.750%, 1/15/2031	6,438,648

	REITs - Shopping Centers – 0.0%
2,269,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	2,604,300

	REITs - Single Tenant – 0.1%
6,355,000	Realty Income Corp., 1.800%, 3/15/2033	6,373,938
5,010,000	Realty Income Corp., 3.250%, 1/15/2031	5,679,450

		12,053,388

	Restaurants – 0.3%
4,783,000	Starbucks Corp., 3.350%, 3/12/2050	5,346,696
21,559,000	Starbucks Corp., 3.500%, 11/15/2050	24,787,725

		30,134,421

	Retailers – 0.9%
2,175,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	2,267,438

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$2,175,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	$2,332,687
30,730,000	El Puerto de Liverpool SAB de CV, 3.875%, 10/06/2026, 144A	32,996,645
9,426,000	Falabella S.A., 3.750%, 4/30/2023, 144A	9,932,647
7,176,000	Falabella S.A., 4.375%, 1/27/2025, 144A	7,803,972
4,935,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	5,086,899
959,000	Hanesbrands, Inc., 4.625%, 5/15/2024, 144A	1,004,553
3,726,000	Hanesbrands, Inc., 4.875%, 5/15/2026, 144A	4,047,367
5,626,000	Hanesbrands, Inc., 5.375%, 5/15/2025, 144A	5,952,421
4,355,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	4,529,200
11,485,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	12,317,662

		88,271,491

	Sovereigns – 2.3%
10,841,000	Abu Dhabi Government International Bond, 3.875%, 4/16/2050, 144A	13,215,179
4,375,000	Bermuda Government International Bond, 3.375%, 8/20/2050, 144A	4,727,188
11,295,000	Colombia Government International Bond, 4.125%, 5/15/2051	12,537,450
26,615,000	Dominican Republic, 4.875%, 9/23/2032, 144A	29,476,379
7,609,000	Indonesia Government International Bond, 3.700%, 1/08/2022, 144A	7,847,314
30,516,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	33,802,573
20,005,000	Mexico Government International Bond, 3.771%, 5/24/2061	20,909,426
13,260,000	Morocco Government International Bond, 4.000%, 12/15/2050, 144A	13,664,430
19,569,000	Panama Government International Bond, 4.500%, 4/01/2056	25,195,088
3,337,000	Peruvian Government International Bond, 2.392%, 1/23/2026	3,558,944
8,368,000	Qatar Government International Bond, 4.400%, 4/16/2050, 144A	10,901,412
10,561,000	Republic of Oman, 3.875%, 3/08/2022, 144A	10,614,227
11,230,000	State of Qatar, 3.875%, 4/23/2023, 144A	12,070,004
17,755,000	Ukraine Government International Bond, 7.253%, 3/15/2033, 144A	19,400,533

		217,920,147

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supermarkets – 0.3%
$16,805,000	Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.250%, 3/15/2026, 144A	$17,057,075
12,940,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.500%, 3/15/2029, 144A	13,093,598

		30,150,673

	Technology – 3.7%
17,819,000	Apple, Inc., 2.050%, 9/11/2026	19,054,179
17,814,000	Apple, Inc., 2.200%, 9/11/2029	19,234,226
3,835,000	Baidu, Inc., 2.375%, 10/09/2030	3,931,105
5,055,000	Baidu, Inc., 3.075%, 4/07/2025	5,411,074
21,035,000	Broadcom, Inc., 3.150%, 11/15/2025	22,969,204
15,070,000	Broadcom, Inc., 4.700%, 4/15/2025	17,269,734
18,488,000	Corning, Inc., 5.450%, 11/15/2079	25,379,935
14,510,000	DXC Technology Co., 4.000%, 4/15/2023	15,436,128
5,902,000	DXC Technology Co., 4.125%, 4/15/2025	6,524,335
3,508,000	Equifax, Inc., 2.600%, 12/15/2025	3,786,499
2,312,000	Equifax, Inc., 3.100%, 5/15/2030	2,571,746
2,848,000	Equifax, Inc., 3.300%, 12/15/2022	2,981,461
4,842,000	Equifax, Inc., 7.000%, 7/01/2037	6,657,476
8,685,000	Hewlett Packard Enterprise Co., 4.450%, 10/02/2023	9,554,232
5,505,000	Hewlett Packard Enterprise Co., 4.650%, 10/01/2024	6,248,724
17,506,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	22,588,472
15,150,000	Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	15,869,625
23,745,000	J2 Global, Inc., 4.625%, 10/15/2030, 144A	25,050,975
7,010,000	Jabil, Inc., 3.000%, 1/15/2031	7,432,805
11,585,000	Microchip Technology, Inc., 2.670%, 9/01/2023, 144A	12,116,335
7,134,000	Microchip Technology, Inc., 4.333%, 6/01/2023	7,722,650
12,669,000	Micron Technology, Inc., 2.497%, 4/24/2023	13,201,324

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – continued
$ 6,887,000		Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	$7,125,726
17,845,000		Qorvo, Inc., 3.375%, 4/01/2031, 144A	18,424,962
5,570,000		Sabre GLBL, Inc., 7.375%, 9/01/2025, 144A	6,043,450
1,652,000		Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	1,965,880
1,538,000		Science Applications International Corp., 4.875%, 4/01/2028, 144A	1,630,280
2,307,000		Seagate HDD Cayman, 4.125%, 1/15/2031, 144A	2,459,839
7,950,000		Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	8,240,811
13,343,000		Tencent Holdings Ltd., 3.290%, 6/03/2060, 144A	13,829,753
5,829,000		Texas Instruments, Inc., 2.250%, 9/04/2029	6,280,998
18,649,000		Xilinx, Inc., 2.375%, 6/01/2030	19,577,151

			356,571,094

		Tobacco – 0.9%
3,764,000		Altria Group, Inc., 2.350%, 5/06/2025	3,999,194
8,264,000		Altria Group, Inc., 4.400%, 2/14/2026	9,595,085
29,325,000		BAT Capital Corp., 2.726%, 3/25/2031	30,373,150
35,552,000		BAT Capital Corp., 2.789%, 9/06/2024	38,006,071

			81,973,500

		Transportation Services – 0.1%
10,405,000		Ryder System, Inc., MTN, 2.500%, 9/01/2024	11,054,204

		Treasuries – 15.8%
11,015,900	(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	57,850,428
3,410,100	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	17,280,559
18,676,631	(††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)	114,399,586
524,841,000		Republic of Uruguay, 8.500%, 3/15/2028, 144A, (UYU)	13,018,652
280,039,000		Republic of Uruguay, 9.875%, 6/20/2022, 144A, (UYU)	6,858,401
11,025,000		U.S. Treasury Bond, 1.125%, 5/15/2040	10,466,859
95,590,000		U.S. Treasury Bond, 1.375%, 8/15/2050	89,526,010

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$21,860,000	U.S. Treasury Bond, 1.625%, 11/15/2050	$21,778,025
8,118,700	U.S. Treasury Bond, 3.000%, 11/15/2045	10,565,410
32,376,600	U.S. Treasury Bond, 3.375%, 11/15/2048	45,475,211
18,132,000	U.S. Treasury Bond, 4.500%, 2/15/2036	26,610,835
62,612,394	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2042(h)	79,667,749
46,631,229	U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/2047(h)	62,666,785
2,597,211	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(h)	3,540,560
14,689,181	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2049(h)	20,674,257
104,781,700	U.S. Treasury Note, 0.250%, 5/31/2025(c)	104,581,142
121,750,000	U.S. Treasury Note, 0.250%, 12/31/2025	121,845,117
131,145,000	U.S. Treasury Note, 0.375%, 9/30/2027	129,141,965
60,540,000	U.S. Treasury Note, 0.625%, 12/31/2027	60,473,784
125,270,000	U.S. Treasury Note, 0.875%, 11/15/2030	124,858,958
15,198,600	U.S. Treasury Note, 1.500%, 2/15/2030	16,079,050
53,100,000	U.S. Treasury Note, 2.000%, 1/15/2021	53,129,500
43,483,600	U.S. Treasury Note, 2.375%, 5/15/2029	49,143,262
35,509,300	U.S. Treasury Note, 2.625%, 2/15/2029	40,763,567
50,850,300	U.S. Treasury Note, 2.875%, 8/15/2028	59,067,788
151,082,300	U.S. Treasury Note, 3.125%, 11/15/2028(c)	178,879,083
104,240,000	Uruguay Government International Bond, 8.500%, 3/15/2028, (UYU)	2,585,667

		1,520,928,210

	Utility Other – 0.5%
28,632,000	Acwa Power Management & Investments One Ltd., 5.950%, 12/15/2039, 144A	34,203,215
7,856,000	Essential Utilities, Inc., 2.704%, 4/15/2030	8,516,604

		42,719,819

	Wireless – 0.8%
14,102,000	America Movil SAB de CV, 2.875%, 5/07/2030	15,289,811

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$ 1,352,000	American Tower Corp., 4.700%, 3/15/2022	$1,418,741
19,910,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	21,645,555
1,101,000	Crown Castle International Corp., 4.150%, 7/01/2050	1,334,236
2,660,000	Millicom International Cellular S.A., 4.500%, 4/27/2031, 144A	2,872,800
3,759,000	Millicom International Cellular S.A., 6.625%, 10/15/2026, 144A	4,022,130
22,875,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A	26,493,825

		73,077,098

	Wirelines – 0.7%
8,909,000	AT&T, Inc., 3.500%, 9/15/2053, 144A	8,922,076
2,383,000	AT&T, Inc., 3.550%, 9/15/2055, 144A	2,374,910
4,325,000	AT&T, Inc., 3.650%, 6/01/2051	4,528,677
16,793,000	AT&T, Inc., 3.650%, 9/15/2059, 144A	16,956,537
6,442,000	AT&T, Inc., 3.800%, 12/01/2057, 144A	6,731,483
22,097,000	Telefonica Emisiones S.A., 5.462%, 2/16/2021	22,220,763

		61,734,446

	Total Non-Convertible Bonds (Identified Cost $7,935,100,341)	8,414,518,879

Municipals – 0.2%
	Local Authorities – 0.2%
16,530,000	University of Virginia, Revenue Bond, Series A, 3.227%, 9/01/2119	16,849,855

	Total Municipals (Identified Cost $16,530,000)	16,849,855

	Total Bonds and Notes (Identified Cost $7,951,630,341)	8,431,368,734

Senior Loans – 2.4%
	Automotive – 0.0%
2,745,250	KAR Auction Services, Inc., 2019 Term Loan B6, 1-month LIBOR + 2.250%, 2.438%, 9/19/2026(b)	2,697,208
1,487,781	Visteon Corp., 2018 Term Loan B, LIBOR + 1.753%, 1.908%, 3/25/2024(i)	1,471,668

		4,168,876

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Building Materials – 0.2%
$18,101,131	Summit Materials Cos. I, LLC, 2017 Term Loan B, 1-month LIBOR + 2.000%, 2.145%, 11/21/2024(b)	$17,969,174

	Cable Satellite – 0.3%
12,341,057	CSC Holdings LLC, 2017 Term Loan B1, 1-month LIBOR + 2.250%, 2.409%, 7/17/2025(b)	12,138,293
12,405,000	Virgin Media Bristol LLC, USD Term Loan N, 1-month LIBOR + 2.500%, 2.659%, 1/31/2028(b)	12,278,717

		24,417,010

	Chemicals – 0.0%
4,102,200	Venator Materials Corp., Term Loan B, 1-month LIBOR + 3.000%, 3.147%, 8/08/2024(b)	4,025,284

	Consumer Cyclical Services – 0.2%
1,359,113	FrontDoor, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 2.688%, 8/16/2025(b)	1,348,920
4,368,499	RE/MAX International, Inc., 2016 Term Loan B, 3-month LIBOR + 2.750%, 3.500%, 12/15/2023(b)	4,341,195
11,570,119	Trans Union LLC, 2019 Term Loan B5, 1-month LIBOR + 1.750%, 1.897%, 11/16/2026(b)	11,514,698

		17,204,813

	Consumer Products – 0.1%
6,972,625	Coty, Inc., 2018 USD Term Loan B, 1-month LIBOR + 2.250%, 2.402%, 4/07/2025(b)	6,554,268

	Gaming – 0.0%
4,397,010	Churchill Downs, Inc., 2017 Term Loan B, 1-month LIBOR + 2.000%, 2.150%, 12/27/2024(b)	4,346,181

	Industrial Other – 0.0%
2,621,119	Altra Industrial Motion Corp., 2018 Term Loan B, 1-month LIBOR + 2.000%, 2.147%, 10/01/2025(b)	2,614,567

	Media Entertainment – 0.5%
5,770,000	E.W. Scripps Co. (The), 2020 Term Loan B3, 12/15/2027(j)	5,770,000
10,469,500	Entercom Media Corp., 2019 Term Loan, 1-month LIBOR + 2.500%, 2.645%, 11/18/2024(b)	10,207,762
3,468,383	Lamar Media Corp., 2020 Term Loan B, 1-month LIBOR + 1.500%, 1.638%, 2/05/2027(b)	3,390,344
3,287,231	Meredith Corp., 2020 Term Loan B2, 1-month LIBOR + 2.500%, 2.647%, 1/31/2025(b)	3,248,409
18,065,985	Nielsen Finance LLC, USD Term Loan B4, 1-month LIBOR + 2.000%, 2.146%, 10/04/2023(b)	17,993,179
5,974,375	Sinclair Television Group, Inc., Term Loan B2B, 1-month LIBOR + 2.500%, 2.650%, 9/30/2026(b)	5,897,186

		46,506,880

	Packaging – 0.0%
2,611,771	Plastipak Packaging, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 2.650%, 10/14/2024(b)	2,599,522

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Pharmaceuticals – 0.2%
$4,848,416	Bausch Health Cos., Inc., Term Loan B, 1-month LIBOR + 2.750%, 2.898%, 11/27/2025(b)	$4,798,186
6,666,173	Change Healthcare Holdings LLC, 2017 Term Loan B, LIBOR + 2.500%, 3.500%, 3/01/2024(i)	6,629,509
4,962,870	Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 Week LIBOR + 2.000%, 2.102%, 11/15/2027(b)	4,916,368

		16,344,063

	Property & Casualty Insurance – 0.1%
2,679,975	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 3.254%, 5/16/2024(b)	2,639,213
2,103,750	USI, Inc., 2019 Incremental Term Loan B, 3-month LIBOR + 4.000%, 4.254%, 12/02/2026(b)	2,097,186

		4,736,399

	Restaurants – 0.2%
18,310,050	1011778 B.C. Unlimited Liability Co., Term Loan B4, 1-month LIBOR + 1.750%, 1.897%, 11/19/2026(b)	18,029,723

	Technology – 0.2%
9,853,731	Iron Mountain, Inc., 2018 Term Loan B, 1-month LIBOR + 1.750%, 1.897%, 1/02/2026(b)	9,742,876
2,540,000	Sabre GLBL, Inc., 2020 Term Loan B, 12/17/2027(j)	2,543,175
1,939,855	Sabre GLBL, Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 2.147%, 2/22/2024(b)	1,889,981
9,663,733	SS&C Technologies Inc., 2018 Term Loan B5, 1-month LIBOR + 1.750%, 1.897%, 4/16/2025(b)	9,544,193

		23,720,225

	Transportation Services – 0.1%
9,638,670	Uber Technologies, Inc., 2018 Incremental Term Loan, 1-month LIBOR + 3.500%, 3.647%, 7/13/2023(b)	9,614,573

	Utility Other – 0.1%
9,979,850	Pacific Gas & Electric Co., 2020 Term Loan, 1-month LIBOR + 4.500%, 5.500%, 6/23/2025(b)	10,082,143

	Wireless – 0.2%
15,816,866	Asurion LLC, 2020 Term Loan B8, 12/23/2026(j)	15,638,136
2,767,410	Asurion LLC, 2018 Term Loan B6, 1-month LIBOR + 3.000%, 3.147%, 11/03/2023(b)	2,738,574

		18,376,710

	Total Senior Loans (Identified Cost $232,324,097)	231,310,411

Shares	Description	Value (†)
Preferred Stocks – 0.2%
	Cable Satellite – 0.2%
16,673,000	NBCUniversal Enterprise, Inc., 5.250%, 144A (Identified Cost $17,320,290)	$17,006,460

Common Stocks – 0.0%
	Oil, Gas & Consumable Fuels – 0.0%
77,870	Paragon Offshore Ltd., Litigation Units, Class A(d)(e)(k)(l)(m)	—
116,806	Paragon Offshore Ltd., Litigation Units, Class B(k)(l)	759,239

	Total Common Stocks (Identified Cost $9,028,818)	759,239

Principal Amount (‡)
Short-Term Investments – 14.0%
$597,382,480	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2020 at 0.000% to be repurchased at $597,382,480 on 1/04/2021 collateralized by $130,250,000 U.S. Treasury Note, 2.375% due 1/31/2023 valued at $137,641,599; $132,048,500 U.S. Treasury Note, 1.750% due 1/31/2023 valued at $137,496,797; $322,628,000 U.S. Treasury Note, 1.500% due 2/28/2023 valued at $333,811,658; $380,300 U.S. Treasury Cash Management Bills, Zero Coupon due 5/11/2021 valued at $380,168 including accrued interest(n)	597,382,480
34,930,000	U.S. Treasury Bills, 0.030%, 1/07/2021(o)	34,929,913
28,320,000	U.S. Treasury Bills, 0.030%, 1/19/2021(o)	28,319,528
82,445,000	U.S. Treasury Bills, 0.038%, 1/14/2021(o)	82,443,969
142,810,000	U.S. Treasury Bills, 0.085%, 6/10/2021(o)	142,758,463
135,795,000	U.S. Treasury Bills, 0.086%, 1/28/2021(o)	135,789,795
322,645,000	U.S. Treasury Bills, 0.095%, 3/02/2021(o)	322,603,569

	Total Short-Term Investments (Identified Cost $1,344,212,374)	1,344,227,717

	Total Investments – 104.3% (Identified Cost $9,554,515,920)	10,024,672,561
	Other assets less liabilities – (4.3)%	(410,910,245)

	Net Assets – 100.0%	$9,613,762,316

Bonds and Notes Sold Short – 0.4%
	Mortgage Related – 0.4%
$36,530,000	UMBS® (TBA), 4.000%, 2/01/2051(g) (Proceeds $39,047,145)	$(39,073,902)

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Short sales of debt securities are valued based on an evaluated ask price furnished to the Fund by an independent pricing service.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2020 is disclosed.
(b)	Variable rate security. Rate as of December 31, 2020 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open TBA transactions.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)	Fair valued by the Fund’s adviser. At December 31, 2020, the value of these securities amounted to $1,524,640 or less than 0.1% of net assets.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(g)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(h)	Treasury Inflation Protected Security (TIPS).
(i)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at December 31, 2020. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(j)	Position is unsettled. Contract rate was not determined at December 31, 2020 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	Non-income producing security.
(l)	Securities subject to restriction on resale. At December 31, 2020, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Paragon Offshore Ltd., Litigation Units, Class A	7/18/2017	$429,948	$—	—
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	8,598,870	759,239	Less than 0.1%

(m)	Illiquid security.
(n)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the value of Rule 144A holdings amounted to $1,932,012,743 or 20.1% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
UMBS®	Uniform Mortgage-Backed Securities

MXN	Mexican Peso
UYU	Uruguayan Peso

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$—	$19,109,311	$1,524,640	(a)	$20,633,951
All Other Non-Convertible Bonds*	—	8,393,884,928	—		8,393,884,928

Total Non-Convertible Bonds	—	8,412,994,239	1,524,640		8,414,518,879

Municipals*	—	16,849,855	—		16,849,855

Total Bonds and Notes	—	8,429,844,094	1,524,640		8,431,368,734

Senior Loans*	—	231,310,411	—		231,310,411
Preferred Stocks*	—	17,006,460	—		17,006,460
Common Stocks*	—	759,239	—	(b)	759,239
Short-Term Investments	—	1,344,227,717	—		1,344,227,717

Total	$—	$10,023,147,921	$1,524,640		$10,024,672,561

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes Sold Short*	$—	$(39,073,902)	$—	$(39,073,902)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2020 and/or December 31, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2020
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$27,065		$—	$—	$—	$—	$—	$—	$(27,065)	$—		$—
Collateralized Mortgage Obligations	2,280,311		—	(5,773)	7,893	2	(757,793)	—	—	1,524,640		(507)
Common Stocks
Oil, Gas & Consumable Fuels	—	(a)	—	—	—	—	—	—	—	—	(a)	—

Total	$2,307,376		$—	$(5,773)	$7,893	$2	$(757,793)	$—	$(27,065)	$1,524,640		$(507)

(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 Inputs.

A debt security valued at $27,065 was transferred from Level 3 to Level 2 during the period ended December 31, 2020. At September 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At December 31, 2020, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Industry Summary at December 31, 2020 (Unaudited)

Mortgage Related	24.3%
Treasuries	15.8
Banking	7.9
Technology	3.9
Food & Beverage	2.3
Sovereigns	2.3
Government Owned - No Guarantee	2.3
Automotive	2.2
Other Investments, less than 2% each	29.3
Short-Term Investments	14.0

Total Investments	104.3
Other assets less liabilities (including securities sold short)	(4.3)

Net Assets	100.0%